UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter        March 31, 2008
Ended:                                        ----------------

Check here if Amendment [ ]; Amendment
Number:
                                              ----------------

   This Amendment (Check only one.): [ ]   is a restatement.
                                     [ ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:  BVF Inc.
      ---------------------------------------
       900 North Michigan Avenue, Suite 1100
      ---------------------------------------
       Chicago, Illinois 60611
      ---------------------------------------

Form 13F File Number:
28-                        6800
                        -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark N. Lampert
       ----------------------------------
Title: President
       ----------------------------------
Phone: (312) 506-6500
       ----------------------------------

Signature, Place, and Date of Signing:

  /s/ Mark N. Lampert            San Francisco, CA               May 14, 2008
-----------------------        ---------------------           ----------------
     [Signature]                   [City, State]                   [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    1
                                               -------------

Form 13F Information Table Entry Total:              39
                                               -------------

Form 13F Information Table Value Total:          329,076
                                               -------------
                                                (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



 No.    Form 13F File Number    Name

 1      28-6770                 BVF Partners L.P.




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
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     COLUMN 1                    COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5     COLUMN 6    COLUMN 7         COLUMN 8
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                                                                    SHRS OR
                                                                 SH/PRN/PUT/CALL
                                  TITLE OF              VALUE     TOTAL SHARES   INVESTMENT    OTHER            VOTING
  NAME OF ISSUER                   CLASS     CUSIP     (X1,000)       HELD       DISCRETION   MANAGERS         AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SOLE  | SHARED |  NONE
ANADYS PHARMACEUTICALS INC         COM     03252Q408     2,798      1,840,600   Shared-defined      1          1,840,600
AP PHARMA INC                      COM     00202J203     1,790      1,431,521   Shared-defined      1          1,431,521
ARIAD PHARMACEUTICALS INC          COM     04033A100    17,769      5,272,641   Shared-defined      1          5,272,641
ARQULE INC                         COM     04269E107    43,494     10,162,060   Shared-defined      1         10,162,060
AUTOIMMUNE INC                     COM     052776101      6309      3,605,297   Shared-defined      1          3,605,297
AVALON PHARMACEUTICALS INC         COM     05346P106     3,118      1,262,428   Shared-defined      1          1,262,428
AVIGEN INC                         COM     053690103     4,452      1,595,637   Shared-defined      1          1,595,637
COMBINATORX INC                    COM     20010A103    10,182      2,959,949   Shared-defined      1          2,959,949
CURAGEN CORP                       COM     23126R101     1,257      1,571,411   Shared-defined      1          1,571,411
CURIS INC                          COM     231269101     7,832      5,515,541   Shared-defined      1          5,515,541
CYPRESS BIOSCIENCES INC     COM PAR $.02   232674507    20,646      2,883,484   Shared-defined      1          2,883,484
DEPOMED INC                        COM     249908104     2,578        758,100   Shared-defined      1            758,100
FLAMEL TECHNLOGIES SA       SPONSORED ADL  338488109    22,826      2,449,172   Shared-defined      1          2,449,172
GENAERA CORP                     COM NEW   36867G209     2,358      1,395,439   Shared-defined      1          1,395,439
GENELABS TECHNOLOGIES INC        COM NEW   368706206       522        586,198   Shared-defined      1            586,198
IMMUNOGEN INC                      COM     45253H101     8,504      2,375,476   Shared-defined      1          2,375,476
INFINITY PHARMACEUTICALS INC       COM     45665G303    11,668      1,960,949   Shared-defined      1          1,960,949
INHIBITEX INC                      COM     45719T103     2,022      2,592,465   Shared-defined      1          2,592,465
IOMAI CORP                         COM     46202P103       610        381,500   Shared-defined      1            381,500
KOSAN BIOSCIENCES INC              COM     50064W107       286        182,100   Shared-defined      1            182,100
LEXICON PHARMACEUTICALS INC        COM     528872104     3,784      1,873,152   Shared-defined      1          1,873,152
LIGAND PHARMACEUTICALS INC         CL B    53220K207     5,678      1,419,500   Shared-defined      1          1,419,500
NEUROBIOLOGICAL TECH INC         COM NEW   64124W106    13,751      5,288,754   Shared-defined      1          5,288,754
NEUROCRINE BIOSCIENCE INC          COM     64125C109    28,221      5,226,100   Shared-defined      1          5,226,100
NOVACEA INC                        COM     66987B103     4,070      1,507,271   Shared-defined      1          1,507,271
NPS PHARMACEUTICALS INC            COM     62936P103    20,303      5,205,915   Shared-defined      1          5,205,915
NEKTAR THERAPUTICS                 COM     640268108     8,789      1,266,400   Shared-defined      1          1,266,400
ORTHOLOGIC CORP                    COM     68750J107     3,280      3,858,808   Shared-defined      1          3,858,808
OSTEOLOGIX INC                     COM     68858P104       799        757,574   Shared-defined      1            757,574
PALATIN TECHNOLOGIES INC         COM NEW   696077304       211        768,800   Shared-defined      1            768,800
PHARMACOPEIA INC                   COM     7171EP101     8,668      2,374,890   Shared-defined      1          2,374,890
RENOVIS INC                        COM     759885106     6,341      2,686,675   Shared-defined      1          2,686,675
REPLIGEN CORP                      COM     759916109     9,105      1,888,950   Shared-defined      1          1,888,950
SGX PHARMACEUTICALS INC            COM     78423C108     2,407      1,769,900   Shared-defined      1          1,769,900
SIRTRIS PHARMACEUTICALS INC        COM     82968A105     9,180        706,678   Shared-defined      1            706,678
SUNESIS PHARMACEUTICALS INC        COM     867328502       394        254,092   Shared-defined      1            254,092
SUPERGEN INC                       COM     868059106    15,813      6,299,900   Shared-defined      1          6,299,900
TAPESTRY PARMACEUTICALS INC      COM NEW   876031204        67      1,320,400   Shared-defined      1          1,320,400
TARGACEPT INC                      COM     87611R306    17,194      2,345,639   Shared-defined      1          2,345,639